UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant's telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2018

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (98.54%)
Communication Services (4.30%)
Boingo Wireless, Inc.(a)	13,132	$458,307
Glu Mobile, Inc.(a)	46,961	349,859
IMAX Corp.(a)	8,966	231,323
Rosetta Stone, Inc.(a)	8,670	172,446
TechTarget, Inc.(a)	12,123	235,429
		1,447,364
Consumer Discretionary (12.45%)
Camping World Holdings, Inc., Class A	11,004	234,605
Cavco Industries, Inc.(a)	1,397	353,441
Chegg, Inc.(a)	12,022	341,785
Chuy's Holdings, Inc.(a)	9,783	256,804
Cooper-Standard Holdings, Inc.(a)	2,112	253,398
Duluth Holdings, Inc., Class B(a)	5,494	172,841
Five Below, Inc.(a)	2,563	333,344
MarineMax, Inc.(a)	19,438	413,057
Noodles & Co.(a)	19,977	241,722
Ollie's Bargain Outlet Holdings, Inc.(a)	3,740	359,414
PlayAGS, Inc.(a)	13,608	401,028
Skyline Champion Corp.	17,521	500,575
Wingstop, Inc.	4,862	331,929
		4,193,943
Consumer Staples (1.40%)
Freshpet, Inc.(a)	4,656	170,875
Limoneira Co.	11,542	301,362
		472,237
Energy (5.65%)
Abraxas Petroleum Corp.(a)	93,966	218,941
Extraction Oil & Gas, Inc.(a)	15,341	173,200
Mammoth Energy Services, Inc.	7,408	215,573
Matador Resources Co.(a)	8,867	293,054
Penn Virginia Corp.(a)	3,554	286,239
Profire Energy, Inc.(a)	64,718	206,450
ProPetro Holding Corp.(a)	15,005	247,433
Resolute Energy Corp.(a)	6,920	261,645
		1,902,535
Financials (4.35%)
Green Dot Corp., Class A(a)	4,843	430,155
Independent Bank Group, Inc.	4,923	326,395
Pinnacle Financial Partners, Inc.	4,558	274,164
Seacoast Banking Corp. of Florida(a)	10,625	310,250
Sterling Bancorp, Inc.	10,979	124,172
		1,465,136
Health Care (30.36%)(b)
Amphastar Pharmaceuticals, Inc.(a)	15,746	302,953
ANI Pharmaceuticals, Inc.(a)	3,350	189,409
Apollo Endosurgery, Inc.(a)	25,344	181,717
AtriCure, Inc.(a)	16,726	585,912
BioDelivery Sciences International, Inc.(a)	89,973	251,924
BioTelemetry, Inc.(a)	6,455	416,025
Bovie Medical Corp.(a)	40,899	290,383
Cardiovascular Systems, Inc.(a)	11,460	448,544
Castlight Health, Inc., Class B(a)	84,812	228,992
Chembio Diagnostics, Inc.(a)	28,577	300,059

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Codexis, Inc.(a)	14,123	$242,210
Collegium Pharmaceutical, Inc.(a)	18,003	265,364
Cutera, Inc.(a)	10,842	352,907
Diplomat Pharmacy, Inc.(a)	14,866	288,549
Evolent Health, Inc., Class A(a)	18,366	521,594
Glaukos Corp.(a)	5,324	345,528
HealthEquity, Inc.(a)	2,732	257,928
Ligand Pharmaceuticals, Inc.(a)	914	250,884
Neogen Corp.(a)	3,981	284,761
NeoGenomics, Inc.(a)	24,214	371,685
Neuronetics, Inc.(a)	9,977	319,863
Novocure, Ltd.(a)	6,008	314,819
Nuvectra Corp.(a)	12,279	269,892
Oxford Immunotec Global PLC(a)	27,371	444,231
Pacira Pharmaceuticals, Inc.(a)	10,782	529,935
RA Medical Systems, Inc.(a)	7,930	144,326
Repligen Corp.(a)	4,531	251,289
Sientra, Inc.(a)	10,436	249,212
STAAR Surgical Co.(a)	6,520	312,960
Tactile Systems Technology, Inc.(a)	4,809	341,680
Veracyte, Inc.(a)	34,593	330,363
Vocera Communications, Inc.(a)	9,276	339,316
		10,225,214
Industrials (15.70%)
AAR Corp.	4,260	204,011
Air Transport Services Group, Inc.(a)	10,177	218,500
Atlas Air Worldwide Holdings, Inc.(a)	5,239	333,986
Axon Enterprise, Inc.(a)	5,383	368,359
Chart Industries, Inc.(a)	5,811	455,176
Dycom Industries, Inc.(a)	3,820	323,172
Forward Air Corp.	2,458	176,239
Granite Construction, Inc.	4,184	191,209
Kratos Defense & Security Solutions, Inc.(a)	27,184	401,780
Manitex International, Inc.(a)	26,928	283,552
Meritor, Inc.(a)	13,742	266,045
Saia, Inc.(a)	4,200	321,090
Spartan Motors, Inc.	24,849	366,523
Spirit Airlines, Inc.(a)	8,710	409,109
TPI Composites, Inc.(a)	15,239	435,073
Werner Enterprises, Inc.	8,410	297,293
Westport Fuel Systems, Inc.(a)	79,118	237,354
		5,288,471
Information Technology (23.55%)
Advanced Energy Industries, Inc.(a)	4,408	227,673
Altair Engineering, Inc., Class A(a)	2,717	118,054
Amber Road, Inc.(a)	22,749	218,845
Appian Corp.(a)	6,988	231,303
Aquantia Corp.(a)	15,151	193,781
Asure Software, Inc.(a)	9,640	119,729
Benefitfocus, Inc.(a)	3,688	149,180
Blackline, Inc.(a)	4,431	250,219
Bottomline Technologies DE, Inc.(a)	4,239	308,218
ChannelAdvisor Corp.(a)	9,351	116,420
Cray, Inc.(a)	17,270	371,305
Envestnet, Inc.(a)	2,846	173,464
FARO Technologies, Inc.(a)	4,930	317,245
Five9, Inc.(a)	6,885	300,806
FormFactor, Inc.(a)	18,154	249,617

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Inphi Corp.(a)	9,905	$376,192
Limelight Networks, Inc.(a)	59,457	298,474
LivePerson, Inc.(a)	16,821	436,505
Materialise NV, ADR(a)	17,649	243,556
Mellanox Technologies, Ltd.(a)	4,010	294,535
Mimecast, Ltd.(a)	5,553	232,560
Model N, Inc.(a)	12,904	204,528
Photronics, Inc.(a)	32,679	321,888
Quantenna Communications, Inc.(a)	24,285	448,058
Rapid7, Inc.(a)	9,270	342,248
SailPoint Technologies Holding, Inc.(a)	10,419	354,454
Silicon Motion Technology Corp., ADR	6,223	334,175
Twilio, Inc., Class A(a)	2,441	210,609
USA Technologies, Inc.(a)	25,164	181,181
Varonis Systems, Inc.(a)	4,183	306,405
		7,931,227
Materials (0.78%)
Summit Materials, Inc., Class A(a)	14,488	263,392

TOTAL COMMON STOCKS
(COST $23,919,031)		33,189,519

TOTAL INVESTMENTS (98.54%)
(COST $23,919,031)		33,189,519

OTHER ASSETS IN EXCESS OF LIABILITIES (1.46%)		491,171

NET ASSETS 100.00%		$33,680,690

(a)	Non Income Producing Security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (98.16%)
Consumer Discretionary (21.91%)
Abercrombie & Fitch Co., Class A	26,136	$551,992
Adtalem Global Education, Inc.(a)	14,590	703,238
Bojangles', Inc.(a)	27,126	425,878
Buckle, Inc.	17,367	400,309
Caleres, Inc.	12,181	436,811
Career Education Corp.(a)	43,944	656,084
Eldorado Resorts, Inc.(a)	13,231	643,027
Etsy, Inc.(a)	12,089	621,133
Express, Inc.(a)	43,684	483,145
Skyline Champion Corp.	20,778	593,627
Tailored Brands, Inc.	21,493	541,409
Williams-Sonoma, Inc.	7,574	497,763
		6,554,416
Consumer Staples (3.33%)
Andersons, Inc.	10,779	405,829
TreeHouse Foods, Inc.(a)	12,360	591,426
		997,255
Energy (5.08%)
Carrizo Oil & Gas, Inc.(a)	16,523	416,380
Eclipse Resources Corp.(a)	94,471	112,420
Matador Resources Co.(a)	12,241	404,565
Oil States International, Inc.(a)	11,299	375,127
Patterson-UTI Energy, Inc.	12,289	210,265
		1,518,757
Financials (20.38%)
BancorpSouth Bank	15,538	508,093
CBTX, Inc.	12,170	432,522
ConnectOne Bancorp, Inc.	9,274	220,257
Enterprise Financial Services Corp.	10,162	539,094
James River Group Holdings, Ltd.	3,779	161,061
Live Oak Bancshares, Inc.	24,546	657,833
Meridian Bancorp, Inc.	27,031	459,527
Pinnacle Financial Partners, Inc.	9,117	548,388
Provident Financial Services, Inc.	16,956	416,270
TriState Capital Holdings, Inc.(a)	25,434	701,978
Waterstone Financial, Inc.	24,627	422,353
Western Alliance Bancorp(a)	9,534	542,389
Wintrust Financial Corp.	5,733	486,961
		6,096,726
Health Care (6.65%)
Allscripts Healthcare Solutions, Inc.(a)	33,766	481,165
Endologix, Inc.(a)	57,229	109,307
Invacare Corp.	24,487	356,286
Pacira Pharmaceuticals, Inc.(a)	15,121	743,197
Prestige Consumer Healthcare, Inc.(a)	7,877	298,460
		1,988,415
Industrials (14.00%)
Astronics Corp.(a)	8,137	353,960
Atkore International Group, Inc.(a)	35,384	938,738
Forward Air Corp.	6,464	463,469
Generac Holdings, Inc.(a)	11,071	624,515
Harsco Corp.(a)	23,875	681,631
Knoll, Inc.	23,285	546,033
Luxfer Holdings PLC	13,000	302,250

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
REV Group, Inc.	17,660	$277,262
		4,187,858
Information Technology (7.85%)
ACI Worldwide, Inc.(a)	27,627	777,424
BlackBerry, Ltd.(a)	29,792	339,033
Ciena Corp.(a)	9,599	299,873
Dolby Laboratories, Inc., Class A	6,951	486,361
Teradata Corp.(a)	11,772	443,922
		2,346,613
Materials (3.57%)
AdvanSix, Inc.(a)	12,094	410,591
Commercial Metals Co.	17,671	362,609
Graphic Packaging Holding Co.	20,989	294,056
		1,067,256
Real Estate (9.87%)
Americold Realty Trust, REIT	29,505	738,215
Brixmor Property Group, Inc., REIT	24,844	435,019
Essential Properties Realty Trust, Inc., REIT	30,398	431,348
Farmland Partners, Inc., REIT	22,803	152,780
Four Corners Property Trust, Inc., REIT	22,191	570,087
Taubman Centers, Inc., REIT	3,422	204,738
Washington Prime Group, Inc., REIT	57,478	419,589
		2,951,776
Utilities (5.52%)
Chesapeake Utilities Corp.	6,773	568,255
Middlesex Water Co.	7,839	379,564
Portland General Electric Co.	8,987	409,897
SJW Group	4,813	294,315
		1,652,031

TOTAL COMMON STOCKS
(COST $23,002,744)		29,361,103

TOTAL INVESTMENTS (98.16%)
(COST $23,002,744)		29,361,103

OTHER ASSETS IN EXCESS OF LIABILITIES (1.84%)		549,843

NET ASSETS 100.00%		$29,910,946

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2018 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on April 27, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Cash — The Fund considers its investment in a FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2018:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,189,519	$–	$–	$33,189,519
Total	$33,189,519	$–	$–	$33,189,519

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$29,361,103	$–	$–	$29,361,103
Total	$29,361,103	$–	$–	$29,361,103

*	See Schedule of Investments for sector classification

For the period ended September 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

For the period ended September 30, 2018, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Jennifer L. Hanson
Jennifer L. Hanson, President
(Principal Executive Officer)
Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer L. Hanson
Jennifer L. Hanson, President
(Principal Executive Officer)
Date:	November 21, 2018

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 21, 2018